Net Intangible Assets And Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Net Intangible Assets And Goodwill [Abstract]
Schedule Of Net Intangible Assets And Goodwill

	2013	2012
Net intangible assets (i)
Computer software cost.........................................................................	$69,319	$62,159
Initial franchise fees...............................................................................	25,629	20,429
Reacquired franchised rights.................................................................	11,625	6,076
Letter of credit fees...............................................................................	940	940
Total cost...............................................................................................	107,513	89,604
Total accumulated amortization...............................................................	(54,042)	(40,512)
Subtotal...................................................................................................	53,471	49,092

Goodwill (ii)
Mexico.......................................................Martinique (i)	7,748	7,780
Brazil.......................................................................................................	7,021	8,086
Ecuador...................................................................................................	273	273
Peru.......................................................................................................	201	220
Chile .......................................................................................................	1,416	1,553
Colombia...............................................................................................	245	267
Subtotal...................................................................................................	16,904	18,179
	$70,375	$67,271

(i) Total amortization expense for fiscal years 2013, 2012 and 2011 amounted to $18,297, $14,825 and $11,144, respectively. The estimated aggregate amortization expense for each of the five succeeding fiscal years and thereafter is as follows: $18,262 for 2014, $18,104 for 2015;  $7,308 for 2016;  $4,864 for 2017;  $912 for 2018; and thereafter $4,021.

Related to the acquisition of franchised restaurants (Mexico, Brazil, Peru, Chile and Colombia) and non-controlling interests in subsidiaries (Ecuador and Chile).